Financial Instruments Designated at Fair Value Through Profit or Loss - Fair Value Of Financial Assets And Liabilities Designated At Fair Value Through Profit Or Loss And Their Changes In Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 18,899	$ 12,235
Change in Fair value	651	(1,230)
Cumulative change in FV	$ 199	$ (452)